AB VARIABLE PRODUCTS SERIES FUND, INC.
- AB VPS Sustainable Global Thematic Portfolio
Class A; Class B
- AB VPS Sustainable International Thematic Portfolio
Class A; Class B
(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated October 31, 2023 to the Portfolios’ Prospectuses and Summary Prospectuses dated May 1, 2023, as amended.

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The following replaces certain information under the heading “Portfolio Manager[s]” in the summary section of the Prospectuses and Summary Prospectuses for the following Portfolios:

AB VPS Sustainable Global Thematic Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2013	Senior Vice President of the Adviser

Benjamin Ruegsegger	Since October 2023	Senior Vice President of the Adviser

AB VPS Sustainable International Thematic Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2012	Senior Vice President of the Adviser

Benjamin Ruegsegger	Since October 2023	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolios – Portfolio Managers” in the Prospectuses for the following Portfolios:

AB VPS Sustainable Global Thematic Portfolio

The following table lists the persons within the Sustainable Thematic Equities Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2018, and Chief Investment Officer of the Sustainable Thematic Equities Team.

Benjamin Ruegsegger; since October 2023; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2018. He has also been a Senior Research Analyst of the Adviser since prior to 2018.

AB VPS Sustainable International Thematic Portfolio

The following table lists the persons within the Sustainable Thematic Equities Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2012; Senior Vice President of the Adviser	See above.

Benjamin Ruegsegger; since October 2023; Senior Vice President of the Adviser	See above.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

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